CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of capital management
The capital structure of the Company consists of common equity, comprising share capital and reserves net of accumulated deficit, and debt, which includes the Facility and finance leases.

	Notes	December 31, 2017	December 31, 2016
Shareholders’ equity		$2,624,888	$2,572,154
Debt	12	35,000	35,000
Lease obligations	13	7,754	15,946
		2,667,642	2,623,100
Cash and cash equivalents	7	(125,665)	(163,368)
Restricted cash		(5,124)	(4,672)
		$2,536,853	$2,455,060